Investments (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Equity Method Investments [Line Items]
Payment for acquisition of equity method investments	$ (680,610)	$ 0	$ (101,952)
Available-for-sale equity securities, at cost	536,340	536,340
Investments	24,760,000	24,760,000
General Finance Incorporated (GFI) [Member]
Schedule of Equity Method Investments [Line Items]
Payment for acquisition of equity method investments	$ (700,000)
Ownership percentage	19.34%	14.92%